Virtus International Equity Fund
Virtus International Equity Fund
Investment Objective
The fund has an investment objective of long term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 215 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 103 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus International Equity Fund	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus International Equity Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	none
Other Expenses	[1]	3.01%	3.01%	3.01%
Total Annual Fund Operating Expenses		4.11%	4.86%	3.86%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Virtus International Equity Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	964	1,753	2,555	4,626
Class C	Sold	586	1,461	2,439	4,894
Class I	Sold or Held	388	1,178	1,986	4,087

Expense Example, No Redemption Virtus International Equity Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	964	1,753	2,555	4,626
Class C	Held	486	1,461	2,439	4,894
Class I	Sold or Held	388	1,178	1,986	4,087

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 277% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located outside of the United States. The fund invests primarily in developed countries, but may also invest in issuers located in emerging market countries. The subadviser seeks to diversify its portfolio from a variety of sectors and countries, and typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any particular size.

The fund seeks to provide investors with access to high-quality international businesses selling at attractive valuations. Ideally these companies are not only growing their earnings but are also creating economic value by maintaining or growing their return on invested capital. The subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. In evaluating securities for inclusion in the fund, the subadviser applies a cash flow based approach to valuation, as well as additional fundamental research to assess the economic value added, financial strength, franchise quality, and management alignment of individual companies. Top-down macro research is utilized to assess the market environment, and to assist with regional, country, and sector allocations. As part of the macro process, the sub-adviser takes into account, among other things; monetary policy, political factors, economic growth, and valuation.

Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

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  Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
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  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
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  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q1/2012:	7.52%	Worst Quarter:	Q3/2011:	-13.59%

Average Annual Total Returns (for the periods ended 12/31/13)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns Virtus International Equity Fund	Label	1 Year	Since Inception	Inception Date
Class A	Return Before Taxes	8.96%	8.70%	Sep. 16, 2010
Class A Return After Taxes on Distributions	Return After Taxes on Distributions	3.20%	6.79%	Sep. 16, 2010
Class A Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	6.89%	6.51%	Sep. 16, 2010
Class C	Return Before Taxes	14.69%	9.70%	Sep. 16, 2010
Class I	Return Before Taxes	15.76%	10.79%	Sep. 16, 2010
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	18.79%	Sep. 16, 2010
MSCI EAFE® Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI EAFE ® Index (net) (reflects no deduction for fees, expenses or taxes)	22.78%	10.35%	Sep. 16, 2010

The S&P 500®  Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500®  Index is calculated on a total return basis with dividends reinvested. The MSCI EAFE®  Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The MSCI EAFE®  Index (net) is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.